united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund
Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund
Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Income Plus Fund
Class A Shares: HCMEX
Class I Shares: HCMLX
Investor Class Shares: HCMKX

HCM Dynamic Income Fund
Class A Shares: HCMBX
Class I Shares: HCMUX
Investor Class Shares: HCMFX

Semi-Annual Report
December 31, 2023

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

HCM Tactical Growth Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023 compared to its benchmarks:

					Annualized
			Annualized	Annualized	Inception** -
	Six Months	One Year	Three Year	Five Year	December 31, 2023
HCM Tactical Growth Fund – Class A	4.86%	33.10%	4.54%	16.51%	11.36%
HCM Tactical Growth Fund – Class A with load	(1.16)%	25.43%	2.49%	15.15%	10.67%
HCM Tactical Growth Fund – Class I	4.99%	33.39%	4.81%	16.72%	11.46%
HCM Tactical Growth Fund – Class R	4.86%	33.08%	4.54%	16.50%	11.35%
HCM Tactical Growth Fund – Investor Class	4.49%	32.05%	3.76%	15.65%	10.61%
S&P 500 TR Index***	8.04%	26.29%	10.00%	15.69%	11.92%
HFRX Equity Hedge Index****	3.82%	6.90%	5.09%	6.09%	2.99%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.94% for Class A shares, 1.68% for Class I shares, and 2.68% for Investor Class shares as per the November 1, 2023 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.76% for Class R shares per the July 8, 2014 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

****	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index or benchmark.

HCM Tactical Growth Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

December 31, 2023

The Fund’s holdings by industry sector and investment type as of December 31, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Blend	50.5%
Equity - Large Cap Growth	45.4%
Common Stocks
Semiconductors	0.6%
Internet Media & Services	0.4%
Oil & Gas Producers	0.2%
Infrastructure REIT	0.2%
Software	0.1%
E-Commerce Discretionary	0.1%
Technology Hardware	0.1%
Biotech & Pharma	0.1%
Self-Storage REIT	0.1%
Beverages	0.1%
Health Care Facilities & Services	0.1%
Retail - Discretionary	0.1%
Chemicals	0.1%
Technology Services	0.1%
Other Assets in Excess of Liabilities	1.7%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a listing of the Fund’s holdings.

HCM Dividend Sector Plus Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmark:

					Annualized
			Annualized	Annualized	Inception** -
	Six Months	One Year	Three Year	Five Year	December 31, 2023
HCM Dividend Sector Plus Fund – Class A	2.93%	17.73%	7.90%	15.10%	12.19%
HCM Dividend Sector Plus Fund – Class A with load	(2.97)%	11.00%	5.79%	13.74%	11.44%
HCM Dividend Sector Plus Fund – Class I	3.05%	18.00%	8.19%	15.39%	12.35%
HCM Dividend Sector Plus Fund – Class R	2.90%	17.70%	7.89%	15.15%	12.21%
HCM Dividend Sector Plus Fund – Class A1	2.84%	17.51%	7.69%	14.90%	12.04%
HCM Dividend Sector Plus Fund – Class A1 with load	(3.10)%	10.74%	5.58%	13.56%	11.29%
HCM Dividend Sector Plus Fund – Investor Class	2.57%	16.81%	7.11%	14.26%	11.38%
S&P 500 TR Index***	8.04%	26.29%	10.00%	15.69%	12.19%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2023 .The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.88% for Class A shares, 2.03% for Class A1 shares, 1.63% for Class I shares and 2.63% for Investor Class shares per the November 1, 2023 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.36% for Class R shares per the March 3, 2015 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

HCM Dividend Sector Plus Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

December 31, 2023

The Fund’s holdings by industry sector and investment type as of December 31, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Blend	84.8%
Equity - Broad Market Blend	1.9%
Equity - Large Cap Growth	0.3%
Common Stocks
Electric Utilities	1.3%
Transportation & Logistics	1.2%
Oil & Gas Producers	1.0%
Chemicals	0.6%
Biotech & Pharma	0.6%
Home Construction	0.6%
Banking	0.5%
Telecommunications	0.5%
Steel	0.5%
Technology Hardware	0.5%
Technology Services	0.5%
Health Care Facilities & Services	0.5%
Insurance	0.5%
Automotive	0.5%
Entertainment Content	0.4%
Wholesale - Consumer Staples	0.4%
Specialty Finance	0.3%
Apparel & Textile Products	0.3%
Publishing & Broadcasting	0.3%
Semiconductors	0.2%
Food	0.2%
Retail - Consumer Staples	0.2%
Tobacco & Cannabis	0.2%
Other Assets in Excess of Liabilities	1.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a listing of the Fund’s holdings.

HCM Income Plus Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmark:

					Annualized	Annualized
			Annualized	Annualized	Inception** -	Inception*** -
	Six Months	One Year	Three Year	Five Year	December 31, 2023	December 31, 2023
HCM Income Plus Fund – Class A	5.63%	21.53%	0.30%	10.36%	7.79%	—
HCM Income Plus Fund – Class A with load	(0.48)%	14.54%	(1.66)%	9.06%	6.90%	—
HCM Income Plus Fund – Class I	5.80%	21.86%	0.55%	—	—	10.32%
HCM Income Plus Fund – Investor Class	5.21%	20.68%	(0.45)%	9.54%	7.02%	—
Bloomberg US Aggregate Bond Index ****	3.37%	5.53%	(3.31)%	1.10%	1.10%	(0.51)%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.50% for Class A shares, 1.25% for Class I shares, and 2.25% for Investor Class shares, per the November 1, 2023 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date for Class A and Investor Class is November 9, 2016.

***	Inception date for Class I is September 11, 2019.

****	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.

The Fund’s holdings by industry sector and investment type as of December 31, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Growth	44.0%
Equity - Large Cap Blend	26.4%
Fixed Income - Aggregate	21.3%
Fixed Income - Government	7.7%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a listing of the Fund’s holdings.

HCM Dynamic Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmark:

			Annualized
			Inception** -
	Six Months	One Year	December 31, 2023
HCM Dynamic Income Fund – Class A	5.92%	5.71%	2.41%
HCM Dynamic Income Fund – Class A with load	(0.13)%	(0.42)%	(1.55)%
HCM Dynamic Income Fund – Class I	5.99%	5.88%	2.59%
HCM Dynamic Income Fund – Investor Class	5.88%	5.66%	2.45%
Bloomberg US Aggregate Bond Index ***	3.37%	5.53%	1.59%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.09% for Class A shares, 1.83% for Class I shares, and 2.84% for Investor Class shares, per the October 13, 2023 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date for Class A, Class I, and Investor Class is June 30, 2022.

***	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.

The Fund’s holdings by industry sector and investment type as of December 31, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Fixed Income - Convertible	44.4%
Fixed Income - Corporate	34.2%
Fixed Income - Government	21.5%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a listing of the Fund’s holdings.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 2.4%
	BEVERAGES - 0.1%
17,605	Brown-Forman Corporation, Class B	$1,005,246

	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,221,205

	CHEMICALS - 0.1%
11,050	CF Industries Holdings, Inc.	878,475

	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	1,770,253

	HEALTH CARE FACILITIES & SERVICES - 0.1%
2,103	Humana, Inc.	962,774

	INFRASTRUCTURE REIT - 0.2%
5,594	American Tower Corporation	1,207,633
8,769	Crown Castle, Inc.	1,010,101
		2,217,734
	INTERNET MEDIA & SERVICES - 0.4%
12,288	Alphabet, Inc., Class A(a)	1,716,511
11,824	Meta Platforms, Inc., Class A(a)	4,185,223
		5,901,734
	OIL & GAS PRODUCERS - 0.2%
6,500	Chevron Corporation	969,540
15,352	Devon Energy Corporation	695,446
8,890	EOG Resources, Inc.	1,075,245
		2,740,231
	RETAIL - DISCRETIONARY - 0.1%
6,558	Genuine Parts Company	908,283

	SELF-STORAGE REIT - 0.1%
6,704	Extra Space Storage, Inc.	1,074,852

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 2.4% (Continued)
	SEMICONDUCTORS - 0.6%
19,502	Advanced Micro Devices, Inc.(a)	$2,874,790
8,896	NVIDIA Corporation	4,405,476
10,156	QUALCOMM, Inc.	1,468,862
		8,749,128
	SOFTWARE - 0.1%
5,200	Microsoft Corporation	1,955,408

	TECHNOLOGY HARDWARE - 0.1%
8,056	Apple, Inc.	1,551,022

	TECHNOLOGY SERVICES - 0.1%
13,587	PayPal Holdings, Inc.(a)	834,378

	TOTAL COMMON STOCKS (Cost $24,163,642)	31,770,723

	EXCHANGE-TRADED FUNDS — 95.9%
	EQUITY – 95.9%
3,326,500	Direxion Daily Semiconductors Bull 3x Shares	104,452,100
1,534,900	Direxion Daily Technology Bull 3X Shares	102,393,179
722,980	Invesco QQQ Trust Series 1	296,074,770
3,359,300	ProShares Ultra QQQ	255,306,800
4,159,700	ProShares UltraPro QQQ	210,896,790
1,194,657	Vanguard Mega Cap Growth ETF	310,025,438
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,027,498,486)	1,279,149,077

	TOTAL INVESTMENTS - 98.3% (Cost $1,051,662,128)	$1,310,919,800
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	22,949,281
	NET ASSETS - 100.0%	$1,333,869,081

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 11.8%
	APPAREL & TEXTILE PRODUCTS - 0.3%
26,333	Ralph Lauren Corporation	$3,797,219

	AUTOMOTIVE - 0.5%
76,278	BorgWarner, Inc.	2,734,566
97,077	General Motors Company	3,487,006
		6,221,572
	BANKING - 0.5%
73,828	Citigroup, Inc.	3,797,712
23,871	M&T Bank Corporation	3,272,237
		7,069,949
	BIOTECH & PHARMA - 0.6%
178,927	Organon & Company	2,580,127
90,184	Pfizer, Inc.	2,596,397
308,928	Viatris, Inc.	3,345,691
		8,522,215
	CHEMICALS - 0.6%
19,313	Albemarle Corporation	2,790,342
34,974	CF Industries Holdings, Inc.	2,780,433
85,615	Mosaic Company (The)	3,059,024
		8,629,799
	ELECTRIC UTILITIES - 1.3%
237,447	AES Corporation (The)	4,570,855
32,253	Entergy Corporation	3,263,681
60,741	Evergy, Inc.	3,170,680
126,362	PPL Corporation	3,424,410
51,345	Public Service Enterprise Group, Inc.	3,139,747
		17,569,373
	ENTERTAINMENT CONTENT - 0.4%
98,267	Fox Corporation, Class A	2,915,582
106,260	Fox Corporation - Class B	2,938,089
		5,853,671
	FOOD - 0.2%
63,601	Tyson Foods, Inc., Class A	3,418,554

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 11.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.5%
5,945	Humana, Inc.	$2,721,680
23,450	Universal Health Services, Inc., Class B	3,574,718
		6,296,398
	HOME CONSTRUCTION - 0.6%
27,216	Lennar Corporation, Class A	4,056,273
41,197	PulteGroup, Inc.	4,252,353
		8,308,626
	INSURANCE - 0.5%
8,633	Berkshire Hathaway, Inc., Class B(a)	3,079,046
48,523	MetLife, Inc.	3,208,826
		6,287,872
	OIL & GAS PRODUCERS - 1.0%
76,259	APA Corporation	2,736,173
106,605	Coterra Energy, Inc.	2,720,560
67,680	EQT Corporation	2,616,509
20,399	Marathon Petroleum Corporation	3,026,396
23,556	Valero Energy Corporation	3,062,279
		14,161,917
	PUBLISHING & BROADCASTING - 0.3%
143,272	News Corporation, Class B	3,684,956

	RETAIL - CONSUMER STAPLES - 0.2%
68,091	Kroger Company (The)	3,112,440

	SEMICONDUCTORS - 0.2%
30,558	Skyworks Solutions, Inc.	3,435,330

	SPECIALTY FINANCE - 0.3%
102,478	Synchrony Financial	3,913,635

	STEEL - 0.5%
19,174	Nucor Corporation	3,337,043
27,639	Steel Dynamics, Inc.	3,264,166
		6,601,209

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 11.8% (Continued)
	TECHNOLOGY HARDWARE - 0.5%
178,604	Hewlett Packard Enterprise Company	$3,032,696
115,577	HP, Inc.	3,477,712
		6,510,408
	TECHNOLOGY SERVICES - 0.5%
44,068	Cognizant Technology Solutions Corporation, Class A	3,328,456
136,795	DXC Technology Company(a)	3,128,502
		6,456,958
	TELECOMMUNICATIONS - 0.5%
202,853	AT&T, Inc.	3,403,873
95,278	Verizon Communications, Inc.	3,591,981
		6,995,854
	TOBACCO & CANNABIS - 0.2%
70,078	Altria Group, Inc.	2,826,947

	TRANSPORTATION & LOGISTICS - 1.2%
88,489	Alaska Air Group, Inc.(a)	3,457,264
245,913	American Airlines Group, Inc.(a)	3,378,845
85,071	Delta Air Lines, Inc.	3,422,406
113,737	Southwest Airlines Company	3,284,725
75,425	United Airlines Holdings, Inc.(a)	3,112,036
		16,655,276
	WHOLESALE - CONSUMER STAPLES - 0.4%
40,126	Archer-Daniels-Midland Company	2,897,899
28,136	Bunge Global S.A.	2,840,329
		5,738,228

	TOTAL COMMON STOCKS (Cost $154,066,813)	162,068,406

	EXCHANGE-TRADED FUNDS — 87.0%
	EQUITY - 87.0%
2,049,200	Direxion Daily S&P 500 Bull 3X	213,096,308
224,100	iShares Select Dividend ETF	26,269,002
3,320,550	ProShares Ultra QQQ	252,361,800

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.0% (Continued)
	EQUITY - 87.0% (Continued)
1,873,100	ProShares Ultra S&P500	$121,882,617
364,400	SPDR S&P 500 ETF Trust	173,202,964
1,710,552	Vanguard Dividend Appreciation ETF	291,478,062
12,580	Vanguard Growth ETF	3,910,870
1,044,234	Vanguard High Dividend Yield ETF	116,567,841
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,042,923,530)	1,198,769,464

	TOTAL INVESTMENTS - 98.8% (Cost $1,196,990,343)	$1,360,837,870
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	17,085,293
	NET ASSETS - 100.0%	$1,377,923,163

ETF - Exchange-Traded Fund

S/A - Société Anonyme

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 70.4%
245,664	Invesco QQQ Trust Series 1	$100,604,321
1,388,800	ProShares Ultra QQQ	105,548,800
987,000	ProShares Ultra S&P500	64,224,090
231,495	Vanguard Growth ETF	71,967,166
422,553	Vanguard Mega Cap Growth ETF	109,656,729
		452,001,106
	FIXED INCOME - 29.0%
1,375,900	iShares Core U.S. Aggregate Bond ETF	136,558,075
978,900	WisdomTree Floating Rate Treasury Fund	49,179,936
		185,738,011

	TOTAL EXCHANGE-TRADED FUNDS (Cost $545,454,429)	637,739,117

	TOTAL INVESTMENTS - 99.4% (Cost $545,454,429)	$637,739,117
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	3,808,045
	NET ASSETS - 100.0%	$641,547,162

ETF - Exchange-Traded Fund

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.1%
	FIXED INCOME - 100.1%
231,940	Direxion Daily 20 Year Plus Treasury Bull 3x	$14,978,685
131,645	iShares 20+ Year Treasury Bond ETF	13,017,058
389,150	iShares Convertible Bond ETF	30,583,298
296,900	iShares iBoxx High Yield Corporate Bond ETF	22,977,091
18,000	SPDR Bloomberg 1-3 Month T-Bill ETF	1,645,020
422,100	SPDR Bloomberg Convertible Securities ETF	30,454,515
253,200	SPDR Bloomberg High Yield Bond ETF	23,985,636
	TOTAL EXCHANGE-TRADED FUNDS (Cost $128,235,470)	137,641,303

	TOTAL INVESTMENTS - 100.1% (Cost $128,235,470)	$137,641,303
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(193,026)
	NET ASSETS - 100.0%	$137,448,277

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2023

	HCM Tactical	HCM Dividend	HCM Income Plus	HCM Dynamic
	Growth Fund	Sector Plus Fund	Fund	Income Fund
ASSETS
Investment securities:
At cost	$1,051,662,128	$1,196,990,343	$545,454,429	$128,235,470
At fair value	$1,310,919,800	$1,360,837,870	$637,739,117	$137,641,303
Cash and cash equivalents	17,583,666	11,461,172	4,796,579	438,463
Margin Deposit Held at Broker	7,328,104	7,464,184	—	—
Receivable for Fund shares sold	227,535	217,492	249,708	1,022,911
Dividends and interest receivable	750,455	1,100,847	67,148	342
Prepaid expenses	77,319	64,322	51,623	19,890
TOTAL ASSETS	1,336,886,879	1,381,145,887	642,904,175	139,122,909

LIABILITIES
Investment advisory fees payable	1,362,818	1,403,496	506,307	144,291
Distribution (12b-1) fees payable	476,397	522,974	211,008	25,726
Payable for Fund shares redeemed	1,039,852	1,058,528	489,476	1,385,866
Payable to related parties	106,498	187,514	75,317	73,791
Accrued expenses and other liabilities	32,233	50,212	74,905	44,958
TOTAL LIABILITIES	3,017,798	3,222,724	1,357,013	1,674,632
NET ASSETS	$1,333,869,081	$1,377,923,163	$641,547,162	$137,448,277

Net Assets Consist Of:
Paid in capital	$1,107,123,490	$1,225,580,767	$593,946,500	$136,457,963
Accumulated earnings	226,745,591	152,342,396	47,600,662	990,314
NET ASSETS	$1,333,869,081	$1,377,923,163	$641,547,162	$137,448,277

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2023

	HCM Tactical		HCM Dividend		HCM Income Plus	HCM Dynamic
	Growth Fund		Sector Plus Fund		Fund	Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$882,970,056		$866,550,258		$421,102,892	$122,435,551
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	35,884,338		49,415,405		27,625,558	12,167,134
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$24.61		$17.54		$15.24	$10.06
Maximum offering price per share (maximum sales charge of 5.75%)	$26.11		$18.61		$16.17	$10.68

Class I Shares:
Net Assets	$86,687,530		$90,155,027		$63,533,920	$15,012,716
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,489,337		5,095,868		4,157,780	1,494,618
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$24.84		$17.69		$15.28	$10.04

Class R Shares:
Net Assets	$28		$28
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		2
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$24.62	*	$17.49	*

Class A1 Shares:
Net Assets			$5,740
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			326
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$17.60	*
Maximum offering price per share (maximum sales charge of 5.75%)			$18.67

Investor Class Shares:
Net Assets	$364,211,467		$421,212,110		$156,910,350	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	15,815,675		25,198,711		10,566,620	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$23.03		$16.72		$14.85	$10.03	*

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2023

	HCM Tactical	HCM Dividend	HCM Income	HCM Dynamic
	Growth Fund	Sector Plus Fund	Plus Fund	Income Fund
INVESTMENT INCOME
Dividends	$3,933,125	$8,848,398	$6,615,812	$3,208,624
Interest	3,335,065	2,608,890	517,114	87,737
TOTAL INVESTMENT INCOME	7,268,190	11,457,288	7,132,926	3,296,361

EXPENSES
Investment advisory fees	7,877,761	8,243,394	2,943,838	830,006
Distribution (12b-1) fees:
Class A	1,069,718	1,065,543	517,469	149,312
Class A1	—	11	—	—
Investor Class	1,623,143	1,910,570	734,480	1
Administrative services fees	171,667	237,378	89,016	28,538
Transfer agent fees	158,783	158,054	108,952	90,568
Third party administrative servicing fees	86,780	98,908	58,618	36,353
Registration fees	70,467	75,576	63,015	34,712
Accounting services fees	63,568	80,114	39,760	15,098
Custodian fees	36,038	41,541	21,559	12,660
Printing and postage expenses	22,254	25,278	18,793	8,080
Compliance officer fees	16,326	17,481	11,868	8,267
Audit fees	10,457	10,454	10,458	10,049
Trustees fees and expenses	8,054	8,069	8,036	7,913
Legal fees	7,439	7,439	7,439	7,604
Insurance expense	7,014	7,550	4,533	992
Other expenses	2,480	2,677	1,978	1,990
TOTAL EXPENSES	11,231,949	11,990,037	4,639,812	1,242,143
NET INVESTMENT INCOME (LOSS)	(3,963,759)	(532,749)	2,493,114	2,054,218

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from investments	89,098,659	79,291,157	16,423,835	(2,470,825)
Net change in unrealized appreciation (depreciation) on investments	(25,452,687)	(41,070,104)	14,393,810	8,219,125

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	63,645,972	38,221,053	30,817,645	5,748,300

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,682,213	$37,688,304	$33,310,759	$7,802,518

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment loss	$(3,963,759)	$(5,647,297)
Net realized gain (loss) from investments	89,098,659	(113,274,474)
Net change in unrealized appreciation (depreciation) on investments	(25,452,687)	296,052,372
Net increase in net assets resulting from operations	59,682,213	177,130,601

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(5,188,529)
Class I	—	(127,291)
Class R	—	(1)
Investor Class	—	(1,504,713)
From return of capital:
Class A	—	(8,027)
Class I	—	(197)
Class R	—	(0	) *
Investor Class	—	(2,328)
Net decrease in net assets resulting from distributions to shareholders	—	(6,831,086)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	98,718,695	304,333,904
Class I	74,584,026	19,852,192
Investor Class	53,593,576	91,270,955
Net asset value of shares issued in reinvestment of distributions:
Class A	—	5,040,405
Class I	—	126,176
Class R	—	1
Investor Class	—	1,493,133
Payments for shares redeemed:
Class A	(189,462,584)	(252,642,062)
Class I	(16,986,741)	(13,792,929)
Investor Class	(17,334,262)	(31,314,472)
Net increase in net assets resulting from shares of beneficial interest	3,112,710	124,367,303

TOTAL INCREASE IN NET ASSETS	62,794,923	294,666,818

NET ASSETS
Beginning of Period	1,271,074,158	976,407,340
End of Period	$1,333,869,081	$1,271,074,158

*	Amount represents less than $0.50.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
SHARE ACTIVITY
Class A:
Shares Sold	4,253,442	15,017,193
Shares Reinvested	—	272,749
Shares Redeemed	(8,176,432)	(12,628,027)
Net increase (decrease) in shares of beneficial interest outstanding	(3,922,990)	2,661,915

Class I:
Shares Sold	3,157,121	998,914
Shares Reinvested	—	6,780
Shares Redeemed	(734,252)	(690,912)
Net increase in shares of beneficial interest outstanding	2,422,869	314,782

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Investor Class:
Shares Sold	2,478,849	4,842,537
Shares Reinvested	—	85,714
Shares Redeemed	(803,594)	(1,653,842)
Net increase in shares of beneficial interest outstanding	1,675,255	3,274,409

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income (loss)	$(532,749)	$2,480,399
Net realized gain (loss) from investments	79,291,157	(10,453,713)
Net change in unrealized appreciation (depreciation) on investments	(41,070,104)	149,567,459
Net increase in net assets resulting from operations	37,688,304	141,594,145

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(41,749,421)	(67,501,217)
Class I	(4,562,769)	(1,899,512)
Class R	(1)	(2)
Class A1	(268)	(404)
Investor Class	(20,517,789)	(21,968,481)
Net decrease in net assets resulting from distributions to shareholders	(66,830,248)	(91,369,616)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	75,554,361	212,975,482
Class I	81,628,176	22,370,253
Class A1	462	1,447
Investor Class	62,550,745	101,419,478
Net asset value of shares issued in reinvestment of distributions:
Class A	40,892,016	65,401,075
Class I	4,209,591	1,803,078
Class R	1	2
Class A1	268	404
Investor Class	20,210,124	21,646,473
Payments for shares redeemed:
Class A	(181,245,925)	(283,250,826)
Class I	(17,776,355)	(18,177,937)
Class A1	(1,488)	(1,217)
Investor Class	(21,866,680)	(38,542,003)
Net increase in net assets resulting from shares of beneficial interest	64,155,296	85,645,709

TOTAL INCREASE IN NET ASSETS	35,013,352	135,870,238

NET ASSETS
Beginning of Period	1,342,909,811	1,207,039,573
End of Period	$1,377,923,163	$1,342,909,811

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
SHARE ACTIVITY
Class A:
Shares Sold	4,319,115	12,682,253
Shares Reinvested	2,328,702	4,197,758
Shares Redeemed	(10,282,852)	(17,103,369)
Net decrease in shares of beneficial interest outstanding	(3,635,035)	(223,358)

Class I:
Shares Sold	4,524,812	1,325,095
Shares Reinvested	237,696	114,773
Shares Redeemed	(1,003,939)	(1,089,832)
Net increase in shares of beneficial interest outstanding	3,758,569	350,036

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Class A1:
Shares Sold	26	87
Shares Reinvested	15	26
Shares Redeemed	(83)	(71)
Net increase (decrease) in shares of beneficial interest outstanding	(42)	42

Investor Class:
Shares Sold	3,752,571	6,394,738
Shares Reinvested	1,207,295	1,445,025
Shares Redeemed	(1,314,548)	(2,395,225)
Net increase in shares of beneficial interest outstanding	3,645,318	5,444,538

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$2,493,114	$1,704,381
Net realized gain (loss) from investments	16,423,835	(17,708,770)
Net change in unrealized appreciation on investments	14,393,810	69,742,499
Net increase in net assets resulting from operations	33,310,759	53,738,110

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(2,655,131)	—
Class I	(564,643)	—
Investor Class	(58,786)	—
Net decrease in net assets resulting from distributions to shareholders	(3,278,560)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	40,675,801	121,521,587
Class I	61,347,972	9,599,848
Investor Class	15,841,882	31,001,550
Net asset value of shares issued in reinvestment of distributions:
Class A	2,597,763	—
Class I	528,443	—
Investor Class	57,862	—
Payments for shares redeemed:
Class A	(109,655,793)	(259,522,118)
Class I	(11,026,477)	(5,223,755)
Investor Class	(10,237,938)	(19,499,283)
Net decrease in net assets resulting from shares of beneficial interest	(9,870,485)	(122,122,171)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,161,714	(68,384,061)

NET ASSETS
Beginning of Period	621,385,448	689,769,509
End of Period	$641,547,162	$621,385,448

See accompanying notes to financial statements.

HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
SHARE ACTIVITY
Class A:
Shares Sold	2,795,793	9,193,224
Shares Reinvested	170,569	—
Shares Redeemed	(7,569,755)	(19,748,303)
Net decrease in shares of beneficial interest outstanding	(4,603,393)	(10,555,079)

Class I:
Shares Sold	4,203,204	741,460
Shares Reinvested	34,607	—
Shares Redeemed	(755,060)	(397,195)
Net increase in shares of beneficial interest outstanding	3,482,751	344,265

Investor Class:
Shares Sold	1,126,038	2,428,157
Shares Reinvested	3,899	—
Shares Redeemed	(728,817)	(1,522,880)
Net increase in shares of beneficial interest outstanding	401,120	905,277

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2023		Year Ended
	(Unaudited)		June 30, 2023 *
FROM OPERATIONS
Net investment income	$2,054,218		$1,978,277
Net realized loss from investments	(2,470,825)		(5,909,280)
Net change in unrealized appreciation on investments	8,219,125		1,186,708
Net increase (decrease) in net assets resulting from operations	7,802,518		(2,744,295)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(3,092,414)		(636,023)
Class I	(414,975)		(0	) +
Investor Class	(0	) +	(0	) +
Net decrease in net assets resulting from distributions to shareholders	(3,507,389)		(636,023)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	14,922,719		173,919,797
Class I	15,605,014		3,532
Investor Class	—		10
Net asset value of shares issued in reinvestment of distributions:
Class A	3,037,183		604,346
Class I	366,388		0	+
Investor Class	0	+	0	+
Payments for shares redeemed:
Class A	(28,758,372)		(41,803,024)
Class I	(1,364,127)		—
Net increase in net assets resulting from shares of beneficial interest	3,808,805		132,724,661

TOTAL INCREASE IN NET ASSETS	8,103,934		129,344,343

NET ASSETS
Beginning of Period	129,344,343		—
End of Period	$137,448,277		$129,344,343

*	The HCM Dynamic Income Fund Class A, Class I and Investor Class commenced operations on June 30, 2022.

+	Amount represents less than $0.50.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023 *
SHARE ACTIVITY
Class A:
Shares Sold	1,544,703	17,515,030
Shares Reinvested	302,508	61,921
Shares Redeemed	(2,954,843)	(4,302,185)
Net increase (decrease) in shares of beneficial interest outstanding	(1,107,632)	13,274,766

Class I:
Shares Sold	1,598,918	366
Shares Reinvested	36,566	—	+
Shares Redeemed	(141,232)	—
Net increase in shares of beneficial interest outstanding	1,494,252	366

Investor Class:
Shares Sold	—	1
Shares Reinvested	— +	—	+
Net increase in shares of beneficial interest outstanding	— +	1

*	The HCM Dynamic Income Fund Class A, Class I and Investor Class commenced operations on June 30, 2022.

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period	$23.47		$20.26		$26.15	$16.32	$12.80	$14.68
Activity from investment operations:
Net investment loss (1)	(0.05)		(0.07)		(0.31)	(0.29)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments	1.19		3.41		(5.30)	10.80	3.69	(1.19)
Total from investment operations	1.14		3.34		(5.61)	10.51	3.52	(1.29)
Less distributions from:
Return of capital	—		(0.00	) (6)	—	—	—	—
Net realized gains	—		(0.13)		(0.28)	(0.68)	—	(0.59)
Total distributions	—		(0.13)		(0.28)	(0.68)	—	(0.59)
Paid-in-Capital From Redemption Fees	—		—		0.00 (6)	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of period	$24.61		$23.47		$20.26	$26.15	$16.32	$12.80
Total return (2)	4.86	% (8)	16.64%		(21.77)%	65.30%	27.50%	(8.36)%
Net assets, at end of period (000s)	$882,970		$934,122		$752,628	$626,800	$216,981	$198,595
Ratio of gross expenses to average net assets (3) (4)	1.60	% (7)	1.63%		1.64%	1.65%	1.71%	1.73%
Ratio of net expenses to average net assets (4)	1.60	% (7)	1.63%		1.64%	1.65%	1.71%	1.73%
Ratio of net investment loss to average net assets (4) (5)	(0.47	)% (7)	(0.37)%		(1.20)%	(1.33)%	(1.25)%	(0.75)%
Portfolio Turnover Rate	97	% (8)	298%		107%	23%	140%	532%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period	$23.66		$20.38		$26.23	$16.33	$12.81	$14.69
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		(0.03)		(0.25)	(0.25)	0.07	0.08
Net realized and unrealized gain (loss) on investments	1.20		3.44		(5.32)	10.83	3.45	(1.37)
Total from investment operations	1.18		3.41		(5.57)	10.58	3.52	(1.29)
Less distributions from:
Return of capital	—		(0.00	) (7)	—	—	—	—
Net realized gains	—		(0.13)		(0.28)	(0.68)	—	(0.59)
Total distributions	—		(0.13)		(0.28)	(0.68)	—	(0.59)
Paid-in-Capital From Redemption Fees	—		—		0.00 (7)	—	—	—
Net asset value, end of period	$24.84		$23.66		$20.38	$26.23	$16.33	$12.81
Total return (2)	4.99	% (9)	16.88%		(21.55)%	65.70%	27.48%	(8.35)%
Net assets, at end of period (000s)	$86,688		$25,235		$15,316	$7,960	$16 (6)	$14 (6)
Ratio of gross expenses to average net assets (3) (4)	1.35	% (8)	1.37%		1.39%	1.40%	1.46%	1.48%
Ratio of net expenses to average net assets (4)	1.35	% (8)	1.37%		1.39%	1.40%	1.46%	1.48%
Ratio of net investment income (loss) to average net assets (4) (5)	(0.15	)% (8)	(0.13)%		(0.95)%	(1.08)%	0.47%	0.56%
Portfolio Turnover Rate	97	% (9)	298%		107%	23%	140%	532%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Amount represents less than $0.005 per share.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class R	(Unaudited)		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period	$23.48		$20.27		$26.16	$16.33	$12.81	$14.69
Activity from investment operations:
Net investment income (1)	0.07	(7)	0.06	(7)	0.07	0.03	0.07	0.08
Net realized and unrealized gain (loss) on investments	1.07		3.28		(5.68)	10.48	3.45	(1.37)
Total from investment operations	1.14		3.34		(5.61)	10.51	3.52	(1.29)
Less distributions from:
Return of capital	—		(0.00	) (8)	—	—	—	—
Net realized gains	—		(0.13)		(0.28)	(0.68)	—	(0.59)
Total distributions	—		(0.13)		(0.28)	(0.68)	—	(0.59)
Net asset value, end of period	$24.62		$23.48		$20.27	$26.16	$16.33	$12.81
Total return (2)	4.86	% (10)	16.63%		(21.76)%	65.26%	27.48%	(8.35)%
Net assets, at end of year (000s) (6)	$28		$26		$23	$29	$16	$14
Ratio of gross expenses to average net assets (3) (4)	1.45	% (9)	1.48%		1.49%	1.50%	1.56%	1.58%
Ratio of net expenses to average net assets (4)	1.45	% (9)	1.48%		1.49%	1.50%	1.56%	1.58%
Ratio of net investment income (loss) to average net assets (4) (5)	0.31	% (9)	0.31%		(1.05)%	(1.18)%	0.47%	0.56%
Portfolio Turnover Rate	97	% (10)	298%		107%	23%	140%	532%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Net investment income per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate income and loss in the Statement of Operations due to share transactions for the period.

(8)	Amount represents less than $0.005 per share.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period	$22.04		$19.18		$24.96	$15.71	$12.42	$14.37
Activity from investment operations:
Net investment loss (1)	(0.13)		(0.22)		(0.49)	(0.44)	(0.27)	(0.20)
Net realized and unrealized gain (loss) on investments	1.12		3.21		(5.01)	10.37	3.56	(1.16)
Total from investment operations	0.99		2.99		(5.50)	9.93	3.29	(1.36)
Less distributions from:
Return of capital	—		(0.00	) (6)	—	—	—	—
Net realized gains	—		(0.13)		(0.28)	(0.68)	—	(0.59)
Total distributions	—		(0.13)		(0.28)	(0.68)	—	(0.59)
Paid-in-Capital From Redemption Fees	—		—		0.00 (6)	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of period	$23.03		$22.04		$19.18	$24.96	$15.71	$12.42
Total return (2)	4.49	% (8)	15.75%		(22.37)%	64.13%	26.49%	(9.04)%
Net assets, at end of period (000s)	$364,211		$311,717		$208,464	$179,812	$61,867	$39,302
Ratio of gross expenses to average net assets (3) (4)	2.35	% (7)	2.37%		2.39%	2.40%	2.46%	2.48%
Ratio of net expenses to average net assets (4)	2.35	% (7)	2.37%		2.39%	2.40%	2.46%	2.48%
Ratio of net investment loss to average net assets (4) (5)	(1.16	)% (7)	(1.14)%		(1.95)%	(2.08)%	(1.98)%	(1.48)%
Portfolio Turnover Rate	97	% (8)	298%		107%	23%	140%	532%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class A	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
Net asset value, beginning of period	$17.90		$17.28	$19.05	$11.94	$10.93		$13.05
Activity from investment operations:
Net investment income (loss) (1)	0.01	(7)	0.06	(0.03)	(0.03)	0.00	(6)	0.20
Net realized and unrealized gain (loss) on investments	0.52		1.85	(1.74)	7.14	1.10		(0.98)
Total from investment operations	0.53		1.91	(1.77)	7.11	1.10		(0.78)
Less distributions from:
Net investment income	(0.03)		—	—	—	(0.09)		(0.24)
Return of capital	—		—	—	—	(0.00	) (6)	—
Net realized gains	(0.86)		(1.29)	—	—	(0.00	) (6)	(1.10)
Total distributions	(0.89)		(1.29)	—	—	(0.09)		(1.34)
Paid-in-Capital From Redemption Fees	—		—	0.00 (6)	0.00 (6)	0.00	(6)	0.00 (6)
Net asset value, end of period	$17.54		$17.90	$17.28	$19.05	$11.94		$10.93
Total return (2)	2.93	% (9)	12.17%	(9.29)%	59.55%	10.06%		(4.80)%
Net assets, at end of period (000s)	$866,550		$949,351	$920,476	$739,011	$324,964		$374,600
Ratio of gross expenses to average net assets (3) (5) (10)	1.61	% (8)	1.61%	1.63%	1.64%	1.69%		2.19%
Ratio of net expenses to average net assets (5) (11)	1.61	% (8)	1.61%	1.63%	1.64%	1.69%		2.19%
Ratio of net investment income (loss) to average net assets (4) (5)	0.09	% (8)	0.38%	(0.14)%	(0.18)%	(0.01)%		1.67%
Portfolio Turnover Rate	70	% (9)	178%	49%	2%	129%		220%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate income and loss in the Statement of Operations due to share transactions for the period.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

(10)	Ratio of gross expenses to average net assets (excluding interest expense)	1.69%

(11)	Ratio of net expenses to average net assets (excluding interest expense)	1.69%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class I	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
Net asset value, beginning of period	$18.07		$17.39	$19.12	$11.95	$10.93		$13.05
Activity from investment operations:
Net investment income (loss) (1)	0.04	(8)	0.11	(0.01)	0.03	0.02		0.29
Net realized and unrealized gain (loss) on investments	0.51		1.86	(1.72)	7.14	1.12		(1.07)
Total from investment operations	0.55		1.97	(1.73)	7.17	1.14		(0.78)
Less distributions from:
Net investment income	(0.07)		—	—	—	(0.12)		(0.24)
Return of capital	—		—	—	—	(0.00	) (6)	—
Net realized gains	(0.86)		(1.29)	—	—	(0.00	) (6)	(1.10)
Total distributions	(0.93)		(1.29)	—	—	(0.12)		(1.34)
Paid-in-Capital From Redemption Fees	—		—	0.00 (6)	0.00 (6)	—		—
Net asset value, end of period	$17.69		$18.07	$17.39	$19.12	$11.95		$10.93
Total return (2)	3.05	% (10)	12.45%	(9.05)%	60.00%	10.44%		(4.80)%
Net assets, at end of period (000s)	$90,155		$24,163	$17,170	$33,183	$17	(7)	$15 (7)
Ratio of gross expenses to average net assets (3) (5) (11)	1.36	% (9)	1.36%	1.38%	1.39%	1.44%		2.19%
Ratio of net expenses to average net assets (5) (12)	1.36	% (9)	1.36%	1.38%	1.39%	1.44%		2.19%
Ratio of net investment income (loss) to average net assets (4) (5)	0.43	% (9)	0.63%	(0.04)%	0.18%	0.17%		2.51%
Portfolio Turnover Rate	70	% (10)	178%	49%	2%	129%		220%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Actual net assets, not truncated.

(8)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate income and loss in the Statement of Operations due to share transactions for the period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

(11)	Ratio of gross expenses to average net assets (excluding interest expense)	1.69%

(12)	Ratio of net expenses to average net assets (excluding interest expense)	1.69%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class R	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
Net asset value, beginning of period	$17.90		$17.28	$19.05	$11.94	$10.93		$13.05
Activity from investment operations:
Net investment income (1)	0.09	(8)	0.16	0.19	0.18	0.09		0.28
Net realized and unrealized gain (loss) on investments	0.43		1.75	(1.96)	6.93	1.04		(1.06)
Total from investment operations	0.52		1.91	(1.77)	7.11	1.13		(0.78)
Less distributions from:
Net investment income	(0.07)		—	—	—	(0.12)		(0.24)
Return of capital	—		—	—	—	(0.00	) (6)	—
Net realized gains	(0.86)		(1.29)	—	—	(0.00	) (6)	(1.10)
Total distributions	(0.93)		(1.29)	—	—	(0.12)		(1.34)
Net asset value, end of period	$17.49		$17.90	$17.28	$19.05	$11.94		$10.93
Total return (2)	2.90	% (10)	12.17%	(9.29)%	59.55%	10.32%		(4.80)%
Net assets, at end of period (000s) (7)	$28		$27	$24	$26	$17		$15
Ratio of gross expenses to average net assets (3) (5) (11)	1.46	% (9)	1.46%	1.48%	1.49%	1.54%		2.04%
Ratio of net expenses to average net assets (5) (12)	1.46	% (9)	1.46%	1.48%	1.49%	1.54%		2.04%
Ratio of net investment income to average net assets (4) (5)	0.98	% (9)	0.96%	0.80%	1.00%	0.76%		2.37%
Portfolio Turnover Rate	70	% (10)	178%	49%	2%	129%		220%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Actual net assets, not truncated.

(8)	Net investment income per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate income and loss in the Statement of Operations due to share transactions for the period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

(11)	Ratio of gross expenses to average net assets (excluding interest expense)	1.54%

(12)	Ratio of net expenses to average net assets (excluding interest expense)	1.54%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class A1	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
Net asset value, beginning of period	$17.95		$17.35	$19.16	$12.04	$11.02		$13.04
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		0.03	(0.07)	(0.09)	(0.03)		0.18
Net realized and unrealized gain (loss) on investments	0.52		1.86	(1.74)	7.21	1.12		(0.97)
Total from investment operations	0.51		1.89	(1.81)	7.12	1.09		(0.79)
Less distributions from:
Net investment income	—		—	—	—	(0.07)		(0.13)
Net realized gains	(0.86)		(1.29)	—	—	(0.00	) (6)	(1.10)
Total distributions	(0.86)		(1.29)	—	—	(0.07)		(1.23)
Paid-in-Capital From Redemption Fees	—		—	—	0.00 (6)	—		—
Net asset value, end of period	$17.60		$17.95	$17.35	$19.16	$12.04		$11.02
Total return (2)	2.84	% (8)	11.99%	(9.45)%	59.14%	9.94%		(4.94)%
Net assets, at end of period (000s)	$6		$7	$6	$5	$36		$71
Ratio of gross expenses to average net assets (3) (5) (9)	1.76	% (7)	1.76%	1.78%	1.79%	1.84%		2.34%
Ratio of net expenses to average net assets (3) (5) (10)	1.76	% (7)	1.76%	1.78%	1.79%	1.84%		2.34%
Ratio of net investment income (loss) to average net assets (4) (5)	(0.10	)% (7)	0.20%	(0.33)%	(0.60)%	(0.21)%		1.50%
Portfolio Turnover Rate	70	% (8)	178%	49%	2%	129%		220%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Ratio of gross expenses to average net assets (excluding interest expense)	1.84%

(10)	Ratio of net expenses to average net assets (excluding interest expense)	1.84%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Investor Class	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
Net asset value, beginning of period	$17.14		$16.72	$18.58	$11.73	$10.76		$12.87
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		(0.06)	(0.17)	(0.14)	(0.08)		0.11
Net realized and unrealized gain (loss) on investments	0.49		1.77	(1.69)	6.99	1.07		(0.96)
Total from investment operations	0.44		1.71	(1.86)	6.85	0.99		(0.85)
Less distributions from:
Net investment income	—		—	—	—	(0.02)		(0.16)
Net realized gains	(0.86)		(1.29)	—	—	(0.00	) (6)	(1.10)
Total distributions	(0.86)		(1.29)	—	—	(0.02)		(1.26)
Paid-in-Capital From Redemption Fees	—		—	0.00 (6)	0.00 (6)	0.00	(6)	0.00 (6)
Net asset value, end of period	$16.72		$17.14	$16.72	$18.58	$11.73		$10.76
Total return (2)	2.57	% (8)	11.34%	(10.01)%	58.40%	9.18%		(5.48)%
Net assets, at end of period (000s)	$421,212		$369,389	$269,388	$205,855	$75,510		$54,659
Ratio of gross expenses to average net assets (3) (5) (9)	2.36	% (7)	2.36%	2.38%	2.39%	2.44%		2.94%
Ratio of net expenses to average net assets (5) (10)	2.36	% (7)	2.36%	2.38%	2.39%	2.44%		2.94%
Ratio of net investment income (loss) to average net assets (4) (5)	(0.60	)% (7)	(0.41)%	(0.89)%	(0.90)%	(0.69)%		0.92%
Portfolio Turnover Rate	70	% (8)	178%	49%	2%	129%		220%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Ratio of gross expenses to average net assets (excluding interest expense)	2.44%

(10)	Ratio of net expenses to average net assets (excluding interest expense)	2.44%

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2023	June 30, 2022		June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period	$14.52		$13.22	$16.25		$12.30	$10.25	$10.96
Activity from investment operations:
Net investment income (loss) (1)	0.07		0.06	(0.01)		0.02	0.05	0.16
Net realized and unrealized gain (loss) on investments	0.75		1.24	(2.95)		4.01	2.09	(0.24)
Total from investment operations	0.82		1.30	(2.96)		4.03	2.14	(0.08)
Less distributions from:
Net investment income	(0.10)		—	(0.04)		(0.04)	(0.09)	(0.14)
Return of capital	—		—	(0.00	) (6)	—	—	—
Net realized gains	—		—	(0.03)		(0.04)	—	(0.49)
Total distributions	(0.10)		—	(0.07)		(0.08)	(0.09)	(0.63)
Paid-in-Capital From Redemption Fees	—		—	0.00	(6)	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of period	$15.24		$14.52	$13.22		$16.25	$12.30	$10.25
Total return (2)	5.63	% (8)	9.83%	(18.28)%		32.85%	20.95%	(0.25)%
Net assets, at end of period (000s)	$421,103		$468,047	$565,518		$416,354	$164,911	$165,377
Ratio of gross expenses to average net assets (3) (4)	1.33	% (7)	1.35%	1.35%		1.38%	1.48%	1.46%
Ratio of net expenses to average net assets (4)	1.33	% (7)	1.35%	1.35%		1.38%	1.48%	1.46%
Ratio of net investment income (loss) to average net assets (4) (5)	0.95	% (7)	0.43%	(0.05)%		0.19%	0.38%	1.47%
Portfolio Turnover Rate	60	% (8)	232%	128%		5%	196%	563%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended	Year Ended		Year Ended	Period Ended
Class I	(Unaudited)		June 30, 2023	June 30, 2022		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$14.57		$13.23	$16.26		$12.30	$10.32
Activity from investment operations:
Net investment income (loss) (2)	0.09		0.10	0.05		(0.01)	0.03
Net realized and unrealized gain (loss) on investments	0.63		1.24	(2.98)		4.08	2.04
Total from investment operations	0.72		1.34	(2.93)		4.07	2.07
Less distributions from:
Net investment income	(0.01)		—	(0.07)		(0.07)	(0.09)
Return of capital	—		—	(0.00	) (7)	—	—
Net realized gains	—		—	(0.03)		(0.04)	—
Total distributions	(0.01)		—	(0.10)		(0.11)	(0.09)
Paid-in-Capital From Redemption Fees	—		—	0.00	(7)	0.00 (7)	—
Net asset value, end of period	$15.28		$14.57	$13.23		$16.26	$12.30
Total return (3)	5.80	% (9)	10.13%	(18.12)%		33.15%	20.13	% (9)
Net assets, at end of period (000s)	$63,534		$9,838	$4,376		$6,600	$97
Ratio of gross expenses to average net assets (4) (5)	1.08	% (8)	1.10%	1.10%		1.13%	1.23%
Ratio of net expenses to average net assets (5)	1.08	% (8)	1.10%	1.10%		1.13%	1.23%
Ratio of net investment income (loss) to average net assets (5) (6)	1.17	% (8)	0.79%	0.31%		(0.08)%	0.28%
Portfolio Turnover Rate	60	% (9)	232%	128%		5%	196	% (9)

(1)	The HCM Income Plus Fund’s Class I shares commenced operations on September 11, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Amount represents less than $0.005 per share.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period	$14.12		$12.95		$16.00	$12.16	$10.14	$10.87
Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.03	) (8)	(0.11)	(0.08)	(0.04)	0.07
Net realized and unrealized gain (loss) on investments	0.85		1.20		(2.91)	3.96	2.08	(0.23)
Total from investment operations	0.87		1.17		(3.02)	3.88	2.04	(0.16)
Less distributions from:
Net investment income	(0.14)		—		—	—	(0.02)	(0.08)
Net realized gains	—		—		(0.03)	(0.04)	—	(0.49)
Total distributions	(0.14)		—		(0.03)	(0.04)	(0.02)	(0.57)
Paid-in-Capital From Redemption Fees	—		—		0.00 (6)	0.00 (6)	0.00 (6)	0.00	(6)
Net asset value, end of period	$14.85		$14.12		$12.95	$16.00	$12.16	$10.14
Total return (2)	5.21	% (10)	9.03%		(18.90)%	31.93%	20.12%	(1.05	)% (7)
Net assets, at end of period (000s)	$156,910		$143,501		$119,876	$97,342	$39,553	$22,824
Ratio of gross expenses to average net assets (3) (4)	2.08	% (9)	2.10%		2.10%	2.13%	2.23%	2.21%
Ratio of net expenses to average net assets (4)	2.08	% (9)	2.10%		2.10%	2.13%	2.23%	2.21%
Ratio of net investment income (loss) to average net assets (4) (5)	0.22	% (9)	(0.29)%		(0.75)%	(0.55)%	(0.41)%	0.72%
Portfolio Turnover Rate	60	% (10)	232%		128%	5%	196%	563%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(8)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate income and loss in the Statement of Operations due to share transactions for the period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended
Class A	(Unaudited)		June 30, 2023 (1)
Net asset value, beginning of period	$9.74		$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.15
Net realized and unrealized gain (loss) on investments	0.43		(0.37)
Total from investment operations	0.58		(0.22)
Less distributions from:
Net investment income	(0.26)		(0.04)
Total distributions	(0.26)		(0.04)
Net asset value, end of period	$10.06		$9.74
Total return (3)	5.92	% (8)	(2.16)%
Net assets, at end of period (000s)	$122,436		$129,341
Ratio of gross expenses to average net assets (4) (5)	1.89	% (7)	1.92%
Ratio of net expenses to average net assets (5)	1.89	% (7)	1.92%
Ratio of net investment income to average net assets (5) (6)	3.09	% (7)	1.57%
Portfolio Turnover Rate	71	% (8)	298%

(1)	The HCM Dynamic Income Fund’s Class A shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended
Class I	(Unaudited)		June 30, 2023 (1)
Net asset value, beginning of period	$9.74		$10.00
Activity from investment operations:
Net investment income (2)	0.14		0.03
Net realized and unrealized gain (loss) on investments	0.44		(0.24)
Total from investment operations	0.58		(0.21)
Less distributions from:
Net investment income	(0.28)		(0.05)
Total distributions	(0.28)		(0.05)
Net asset value, end of period	$10.04		$9.74
Total return (3)	5.99	% (8)	(2.06)%
Net assets, at end of period (000s)	$15,013		$4
Ratio of gross expenses to average net assets (4) (5)	1.64	% (7)	1.66%
Ratio of net expenses to average net assets (5)	1.64	% (7)	1.66%
Ratio of net investment income to average net assets (5) (6)	2.95	% (7)	0.31%
Portfolio Turnover Rate	71	% (8)	298%

(1)	The HCM Dynamic Income Fund’s Class I shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2023		Year Ended
Investor Class	(Unaudited)		June 30, 2023 (1)
Net asset value, beginning of period	$9.74		$10.00
Activity from investment operations:
Net investment loss (2)	(0.05	) (10)	(0.23	) (10)
Net realized and unrealized loss on investments	0.62		0.02
Total from investment operations	0.57		(0.21)
Less distributions from:
Net investment income	(0.28)		(0.05)
Total distributions	(0.28)		(0.05)
Net asset value, end of period	$10.03		$9.74
Total return (3)	5.88	% (9)	(2.06)%
Net assets, at end of period (000s) (7)	$10		$10
Ratio of gross expenses to average net assets (4) (5)	2.64	% (8)	2.67%
Ratio of net expenses to average net assets (5)	2.64	% (8)	2.67%
Ratio of net investment loss to average net assets (5) (6)	(0.93	)% (8)	(2.32)%
Portfolio Turnover Rate	71	% (9)	298%

(1)	The HCM Dynamic Income Fund’s Investor Class shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Actual net assets, not truncated.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

(10)	Net investment loss per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate income and loss in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2023

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), HCM Income Plus Fund (“HIPF”) and HCM Dynamic Income Fund (“HDIF”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF’s and HDSPF’s investment objective is to seek long-term capital appreciation. HIPF’s and HDIF’s investment objective is to seek total return. The Funds are “fund of funds”, in that they will generally invest in other investment companies. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIPF commenced operations on November 9, 2016. HDIF commenced operations on June 30, 2022.

HTGF, HDSPF, HIPF and HDIF offer Class A, Class I and Investor Class shares. HTGF and HDSPF also offer Class R shares. HDSPF also offers Class A1 shares. Class R shares in HTGF and HDSPF are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds are “fund of funds”, in that they will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for each Fund’s assets measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$31,770,723	$—	$—	$31,770,723
Exchange Traded Funds	1,279,149,077	—	—	1,279,149,077
Total	$1,310,919,800	$—	$—	$1,310,919,800

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$162,068,406	$—	$—	$162,068,406
Exchange Traded Funds	1,198,769,464	—	—	1,198,769,464
Total	$1,360,837,870	$—	$—	$1,360,837,870

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$637,739,117	$—	$—	$637,739,117
Total	$637,739,117	$—	$—	$637,739,117

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

HCM Dynamic Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$137,641,303	$—	$—	$137,641,303
Total	$137,641,303	$—	$—	$137,641,303

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Credit Facility – HDSPF has entered into a revolving line of credit agreement with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of HDSPF’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the interest rate. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or OBFR plus 151 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. During the six months ended December 31, 2023, HDSPF did not draw on the line of credit. As a result, average borrowings and the average interest rate on the line during the six months ended December 31, 2023 were $0 and 0%, respectively. As of December 31, 2023, HDSPF had no borrowings outstanding. HDSPF can withdraw against collateral as outlined in the Fund’s margin agreement.

Federal Income Taxes – The Funds have qualified income and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2021 through June 30, 2023, or expected to be taken in the Funds’ June 30, 2024 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$1,095,606,022	$1,094,749,892
HCM Dividend Sector Plus Fund	848,601,067	848,839,433
HCM Income Plus Fund	359,580,731	372,246,501
HCM Dynamic Income Fund	90,606,824	88,290,281

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF, 0.95% for HIPF and 1.25% for HDIF. For the six months ended December 31, 2023, the Adviser earned investment advisory fees of $7,877,761, $8,243,394 $2,943,838 and $830,006 for HTGF, HDSPF, HIPF and HDIF, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed until October 31, 2024 to waive a portion of its advisory fee and agreed to reimburse HDIF for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class I	Investor Class
HDIF	1.99%	1.74%	2.74%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. HTGF, HDSPF and HIPF currently do not have a Waiver Agreement in place. During the six months ended December 31, 2023, the Adviser waived $0 in fees pursuant to the Waiver Agreements for HDIF.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, 0.25%, 0.40%, 1.00%, and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class and Class R shares, respectively for HDSPF, 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIPF and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HDIF and is paid to Northern Lights Distributors, LLC to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class R shares are not currently accruing fees as they are not currently available for sale. During the six months ended December 31, 2023, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares were as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$1,069,718	$—	$1,623,143
HCM Dividend Sector Plus Fund	1,065,543	11	1,910,570
HCM Income Plus Fund	517,469	—	734,480
HCM Dynamic Income Fund	149,312	—	1

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. On sales of HTGF’s Class A shares for the six months ended December 31, 2023, the Distributor received $34,456 from front-end sales charge of which $5,180 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A shares for the six months ended December 31, 2023, the Distributor received $21,902 from front-end sales charges of which $2,998 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIPF’s Class A shares for the six months ended December 31, 2023, the Distributor received $8,262 from front-end sales charges, of which $1,112 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDIF’s Class A shares for the six months ended December 31, 2023, the Distributor received $47,382 from front-end sales charges, of which $7,547 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2023, and June 30, 2022, was as follows:

For the period ended June 30, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$—	$6,820,534	$10,552	$—	$6,831,086
HCM Dividend Sector Plus Fund	2,655	91,366,961	—	—	91,369,616
HCM Income Plus Fund	—	—	—	—	—
HCM Dynamic Income Fund	636,023	—	—	—	636,023

For the period ended June 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$—	$12,718,000	$—	$—	$12,718,000
HCM Dividend Sector Plus Fund	—	6,321,147	—	—	6,321,147
HCM Income Plus Fund	1,418,209	1,438,293	104,887	—	2,961,389
HCM Dynamic Income Fund	—	—	—	—	—

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Growth Fund	$—	$—	$—	$(33,610,988)	$(60,946,817)	$—	$261,621,183	$167,063,378
HCM Dividend Sector Plus Fund	—	1,521,378	—	(1,483,662)	(5,013,038)	—	186,459,662	181,484,340
HCM Income Plus Fund	—	—	—	(22,741,826)	(31,190,270)	—	71,500,559	17,568,463
HCM Dynamic Income Fund	—	1,417,757	—	(2,729,101)	(2,052,908)	—	59,437	(3,304,815)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales and C-corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Tactical Growth Fund	$4,372,507
HCM Dividend Sector Plus Fund	1,483,662
HCM Income Plus Fund	—
HCM Dynamic Income Fund	—

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
HCM Tactical Growth Fund	$29,238,481
HCM Dividend Sector Plus Fund	—
HCM Income Plus Fund	22,741,826
HCM Dynamic Income Fund	2,729,101

At June 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Tactical Growth Fund	$60,946,817	$—	$60,946,817	$—
HCM Dividend Sector Plus Fund	5,013,038	—	5,013,038	—
HCM Income Plus Fund	31,190,270	—	31,190,270	11,423,375
HCM Dynamic Income Fund	2,052,908	—	2,052,908	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of the non-deductible expenses, net operating losses, distributions in excess and the tax adjustments for prior year tax returns, resulted in reclassification for the year ended June 30, 2023, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Tactical Growth Fund	$(9,989,611)	$9,989,611
HCM Dividend Sector Plus Fund	(1,931)	1,931
HCM Income Plus Fund	(1,930,867)	1,930,867
HCM Dynamic Income Fund	(75,503)	75,503

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
HCM Tactical Growth Fund	$1,051,662,128	$262,005,934	$(2,748,262)	$259,257,672
HCM Dividend Sector Plus Fund	1,196,990,343	172,369,892	(8,522,365)	163,847,527
HCM Income Plus Fund	545,454,429	92,411,363	(126,675)	92,284,688
HCM Dynamic Income Fund	128,235,470	9,407,093	(1,260)	9,405,833

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2023, no Fund assessed redemption fees.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of December 31, 2023, Charles Schwab owned 30.9% of HIPF.

9.	REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2023

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A and A1 shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	7/1/2023	12/31/2023	7/1/2023 - 12/31/2023	7/1/2023 - 12/31/2023
HCM Tactical Growth Fund - Class A	$1,000.00	$1,048.60	$8.24	1.60%
HCM Tactical Growth Fund - Class I	1,000.00	1,050.30	6.96	1.35%
HCM Tactical Growth Fund - Class R	1,000.00	1,048.60	7.47	1.45%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,044.90	12.08	2.35%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,029.30	8.21	1.61%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,028.40	8.97	1.76%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,030.50	6.94	1.36%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,029.00	7.45	1.46%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,025.70	7.43	2.36%

HCM Income Plus Fund - Class A	1,000.00	1,056.30	6.89	1.33%
HCM Income Plus Fund - Class I	1,000.00	1,058.00	5.60	1.08%
HCM Income Plus Fund - Investor Class	1,000.00	1,052.10	10.76	2.08%

HCM Dynamic Income Fund - Class A	1,000.00	1,059.20	9.78	1.89%
HCM Dynamic Income Fund - Class I	1,000.00	1,061.00	8.50	1.64%
HCM Dynamic Income Fund - Investor Class	1,000.00	1,058.80	13.66	2.64%

The HCM Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2023

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	7/1/2023	12/31/2023	7/1/2023 - 12/31/2023	7/1/2023 - 12/31/2023
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,017.09	$8.11	1.60%
HCM Tactical Growth Fund - Class I	1,000.00	1,018.35	6.85	1.35%
HCM Tactical Growth Fund - Class R	1,000.00	1,017.85	7.35	1.45%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,013.32	11.89	2.35%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,017.04	8.16	1.61%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,016.29	8.92	1.76%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,018.30	6.90	1.36%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,017.80	7.41	1.46%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,013.27	7.39	2.36%

HCM Income Plus Fund - Class A	1,000.00	1,018.50	6.77	1.33%
HCM Income Plus Fund - Class I	1,000.00	1,019.76	5.50	1.08%
HCM Income Plus Fund - Investor Class	1,000.00	1,014.72	10.56	2.08%

HCM Dynamic Income Fund - Class A	1,000.00	1,015.63	9.58	1.89%
HCM Dynamic Income Fund - Class I	1,000.00	1,016.89	8.31	1.64%
HCM Dynamic Income Fund - Investor Class	1,000.00	1,011.86	13.35	2.64%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

HCMF-SA23

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/ President

Date 3/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/ President

Date 3/8/2024

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 3/8/2024